Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001795589
Registrant Name	Kingsoft Cloud Holdings Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES